SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment information

6.	SEGMENT INFORMATION

We provide three distinct services and operate in the following three reportable segments: “FLNG”, “Corporate and other” and “Shipping” and our key performance indicator is Adjusted EBITDA. A reconciliation of net (loss)/income to Adjusted EBITDA for the years ended December 31, 2023, 2022 and 2021 is as follows:

(in thousands of $)	2023	2022	2021
Net (loss)/income	(2,850)	939,057	560,615
Income tax (expense)/ benefit	1,870	(438)	1,440
(Loss)/income before income taxes	(980)	938,619	562,055
Depreciation and amortization	50,294	51,712	55,362
Impairment of long-lived assets (note 19)	5,021	76,155	—
Unrealized loss/(gain) on oil and gas derivative instruments, net (note 8)	284,658	(288,977)	(179,891)
Realized and unrealized mark-to-market losses/(gains) on our investment in listed equity securities (note 9)	62,308	(400,966)	295,777
Other non-operating (income)/loss (note 9)	(9,823)	(11,916)	66,027
Interest income	(46,061)	(12,225)	(128)
Interest expense, net	—	19,286	34,486
Losses/(gains) on derivative instruments, net (note 10)	7,227	(71,497)	(24,348)
Other financial items, net (note 10)	900	5,380	(693)
Net loss/(income) from equity method investments (note 17)	2,520	(19,041)	(1,080)
Net (income)/loss from discontinued operations (note 14)	(293)	76,450	(625,389)
Adjusted EBITDA	355,771	362,980	182,178

Our three distinct reportable segments are as follows:

•FLNG – This segment includes our operations of FLNG vessels or projects. We convert LNG carriers into FLNG vessels or build new FLNG vessels and subsequently contract them to third parties. We currently have one operational FLNG, the FLNG Hilli, and one FLNG moored at the GTA field offshore Mauritania and Senegal, the FLNG Gimi (note 18).
•Corporate and other – This segment includes our vessel management, floating storage and regasification unit (“FSRU”) services for third parties, administrative services to affiliates and third parties, our corporate overhead costs and other strategic investments.
•Shipping – This segment includes our operations of the transportation of LNG carriers. We currently have one operational LNG carrier, the Golar Arctic (note 13).

	Year Ended December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	245,418	35,086	17,925	298,429
Vessel operating expenses	(65,748)	(19,248)	(6,153)	(91,149)
Voyage, charterhire and commission expenses, net	(583)	(19)	(1,581)	(2,183)
Administrative expenses	(417)	(33,031)	(14)	(33,462)
Project development expenses	(4,151)	(34,909)	(70)	(39,130)
Realized gain on oil and gas derivative instruments (note 8)	199,907	—	—	199,907
Other operating income (notes 7, 8 and 19)	15,542	7,817	—	23,359
Adjusted EBITDA	389,968	(44,304)	10,107	355,771

Net (losses)/income from equity method investments (note 17)	—	(4,834)	2,314	(2,520)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total
Total assets	3,160,457	866,088	57,442	4,083,987
Equity method investments (note 17)	—	53,982	—	53,982
Capital expenditures (notes 18, 19 and 20)	568,485	4,406	8,492	581,383
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2022
(in thousands of $)	FLNG	Corporate and other (2)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues (1)	214,825	43,230	9,685	267,740
Vessel operating expenses	(58,583)	(6,578)	(7,641)	(72,802)
Voyage, charterhire and commission expenses/(income)	(600)	(34)	(1,810)	(2,444)
Administrative expenses	22	(38,224)	102	(38,100)
Project development income/(expenses)	(5,335)	(2,637)	(45)	(8,017)
Realized gain on oil and gas derivative instruments (note 8)	232,020	-	-	232,020
Other operating losses	(15,417)	-	-	(15,417)
Adjusted EBITDA	366,932	(4,243)	291	362,980

Net (losses)/income from equity method investments (note 17)	—	(5,193)	24,234	19,041
(1) Total operating revenues under the FLNG segment includes $0.9 million revenue from a FLNG study (note 7).
(2) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Segment assets from continuing operations	Assets held for sale	Total
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments (note 17)	—	48,669	55,439	104,108	—	104,108
Capital expenditures (note 18)	301,292	—	2,901	304,193	—	304,193
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2021
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	221,020	27,777	11,476	260,273
Vessel operating expenses	(51,195)	(12,119)	(1,052)	(64,366)
Voyage, charterhire and commission expenses	(600)	166	(235)	(669)
Administrative expenses (2)	(241)	(34,913)	(157)	(35,311)
Project development expenses	(3,171)	507	143	(2,521)
Realized gain on oil and gas derivative instruments (note 8)	24,772	—	—	24,772
Adjusted EBITDA	190,585	(18,582)	10,175	182,178

Net income from equity method investments (note 17)	—	1,080	—	1,080
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) Included within the “Corporate and other” “administrative expenses” is $0.5 million of redundancy costs from an overhead streamlining exercise following the completion of the sale of our investments in Golar Partners and Hygo to NFE, (the “GMLP Merger” and “Hygo Merger”, respectively) (note 14).

Revenues from external customers

For the years ended December 31, 2023, 2022 and 2021, revenues from the following customer accounted for over 10% of our total operating revenues:

(in thousands of $)	2023		2022		2021
Perenco and SNH (1)	245,418	82%	213,970	80%	221,020	85%
(1) LTA with Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) in relation to the FLNG Hilli (note 7).

The revenue from external customers above excludes vessel and other management fees from related parties (note 28).

Geographic data

The following geographical data presents our revenues and total assets associated with the FLNG Hilli, while operating under the LTA in Cameroon. Our CODM do not evaluate our performance according to geographical region.

Cameroon

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Liquefaction services revenue	245,418	213,970	221,020

	December 31,
(in thousands of $)	2023	2022	2021
Total assets	1,256,193	1,559,158	1,408,444
Following disposal of most of our LNG carriers, we have limited revenue from time and voyage charters. As of December 31, 2023, our fleet includes a single LNG carrier, Golar Arctic. The charterer controls the routes of LNG carriers, which are generally worldwide.